Business Combination and Related Agreement - Additional Information (Details)	9 Months Ended
	Sep. 30, 2025 $ / shares shares	Jun. 30, 2025 shares	Dec. 31, 2024 $ / shares shares	Sep. 30, 2024 shares	Aug. 28, 2024 $ / shares	Jun. 30, 2024 shares	May 31, 2024 $ / shares	May 08, 2024 $ / shares	May 07, 2024 shares
Common Stock
Business Combination and Related Agreement [Line Items]
Common stock, shares outstanding	13,333,333	13,333,333	13,333,333	15,333,333		17,000,000			0
Domestication
Business Combination and Related Agreement [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Domestication | Warrant
Business Combination and Related Agreement [Line Items]
Shares converted	1
Domestication | Domesticated Purchaser Common Stock
Business Combination and Related Agreement [Line Items]
Shares converted	1
Common stock, shares outstanding	13,333,333
Common stock, par value | $ / shares	$ 10.59
Domestication | Domesticated Purchaser Warrant
Business Combination and Related Agreement [Line Items]
Shares converted	1
Domestication | Common Stock
Business Combination and Related Agreement [Line Items]
Shares converted	1
Domestication | Aggregate Domesticated Purchaser Common Stock [Member]
Business Combination and Related Agreement [Line Items]
Common stock, shares outstanding	1,200,200,000
Class A Ordinary Shares
Business Combination and Related Agreement [Line Items]
Common stock, shares outstanding	0		0
Common stock, par value | $ / shares	$ 0.0001		$ 0.0001
Class A Ordinary Shares | Warrant
Business Combination and Related Agreement [Line Items]
Common stock, par value | $ / shares					$ 0.0001
Class A Ordinary Shares | Domestication
Business Combination and Related Agreement [Line Items]
Conversion Ratio	1
Shares converted	1
Class B Ordinary Shares
Business Combination and Related Agreement [Line Items]
Common stock, shares outstanding	13,333,333		13,333,333
Common stock, par value | $ / shares	$ 0.0001		$ 0.0001				$ 0.00588235	$ 0.0001
Class B Ordinary Shares | Domestication
Business Combination and Related Agreement [Line Items]
Conversion Ratio	1
Shares converted	1